Premises and Equipment and Related Party Leases (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Premises and Equipment

Year-end premises and equipment were as follows:

	2014	2013
Construction in progress	$1,128	$1,044
Land and land improvements	693	—
Buildings	1,170	—
Leasehold improvements	4,804	2,438
Furniture, fixtures, and equipment	4,129	2,594
Computer equipment and software	2,223	1,688

	14,147	7,764
Accumulated depreciation	(4,483)	(3,626)

	$9,664	$4,138

Summary of Operating Lease Rent Commitments Over the Initial Lease Terms

Rent commitments, over the initial lease terms and intended renewal periods were as follows:

	Related Parties	Other	Total
2015	$1,798	$585	$2,383
2016	1,839	496	2,335
2017	1,865	455	2,320
2018	1,892	412	2,304
2019	1,919	402	2,321
Thereafter	17,255	3,397	20,652

Total	$26,568	$5,747	$32,315

MidSouth Bank [Member]
Summary of Operating Lease Rent Commitments Over the Initial Lease Terms

Estimated rent commitments for the 2014 lease additions, over the initial lease terms, are as follows:

	Related Parties	Other	Total
2015	$313	$—	$313
2016	390	—	390
2017	431	—	431
2018	477	—	477
2019	527	—	527
Thereafter	6,926	—	6,926

Total	$9,064	$—	$9,064